Prepaid Expenses and Other Current Assets (Details) - USD ($) $ in Millions	Dec. 31, 2022	Dec. 31, 2021
Prepaid Expenses and Other Current Assets
Prepaid travel expenses	$ 52	$ 42
Income tax receivable	26	32
Value added and similar taxes receivables	11	11
Deferred offering costs		21
Other prepayments and receivables	41	31
Prepaid expenses and other current assets	$ 130	$ 137